Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Preparation of Financial Statements
Preparation of Financial Statements
The preparation of the Consolidated Financial Statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Consolidated Financial Statements and the reported amounts of revenues and expenses, including allocations of costs as discussed above, during the reporting period. Management’s estimates are based on historical experience, facts and circumstances available at the time and various other assumptions that we believe are reasonable. Actual results could differ from those estimates.

Principles of Consolidation and Combination
Principles of Consolidation and Combination
The Consolidated Financial Statements include the accounts Chemours and its subsidiaries, and entities in which a controlling interest is maintained. For those consolidated subsidiaries in which the Company's ownership is less than 100%, the outside shareholders' interests are shown as noncontrolling interests. Investments in companies in which Chemours, directly or indirectly, owns 20% to 50% of the voting stock and has the ability to exercise significant influence over operating and financial policies of the investee are accounting for using the equity method of accounting. As a result, Chemours' share of the earnings or losses of such equity affiliates is included in the accompanying Consolidated Statements of Operations and our share of these companies' stockholders' equity is included in the accompanying Consolidated Balance Sheets.
The financial statements for the periods prior to our spin-off on July 1, 2015 include the combined assets, liabilities, revenues, and expenses of Chemours. We eliminated all intercompany accounts and transactions in the preparation of the accompanying Consolidated and Combined Financial Statements.

Revenue Recognition
Revenue Recognition
Revenue is recognized when the earnings process is complete. Revenue for product sales is recognized when products are shipped to the customer in accordance with the terms of the agreement, when title and risk of loss have been transferred, collectability is reasonably assured and pricing is fixed or determinable. Revenue associated with advance payments are recorded as deferred revenue and are recognized as shipments are made and title, ownership and risk of loss pass to the customer. Accruals are made for sales returns and other allowances based on historical experience. Cash sales incentives are accounted for as a reduction in sales and noncash sales incentives are recorded as a charge to cost of goods sold at the time the revenue or selling expense, depending on the nature of the incentive, is recorded. Amounts billed to customers for shipping and handling fees are included in net sales and costs incurred by Chemours for the delivery of goods are classified as cost of goods sold in the Consolidated Statements of Operations. Taxes on revenue-producing transactions are excluded from net sales. Licensing and royalty income is recognized in accordance with agreed upon terms, when performance obligations are satisfied, the amount is fixed or determinable and collectability is reasonably assured.

Cash and Cash Equivalents
Cash and Cash Equivalents
Cash and cash equivalents generally include cash, time deposits or highly liquid investments with original maturities of three months or less.
Prior to the spin-off, Chemours participated in DuPont’s centralized cash management and financing programs (see Note 4 for additional information).

Receivables and Allowance for Doubtful Accounts
Receivables and Allowance for Doubtful Accounts
Receivables are recognized net of an allowance for doubtful accounts. The allowance for doubtful accounts reflects the best estimate of losses inherent in Chemours’ accounts receivable portfolio determined on the basis of historical experience, specific allowances for known troubled accounts and other available evidence. Accounts receivable are written off when management determines that they are uncollectible.

Inventories
Inventories
Chemours’ inventories are valued at the lower of cost or market. Inventories held at substantially all U.S. locations are valued using the last-in, first-out (LIFO) method. Inventories held outside the U.S. are determined by the average cost method. Elements of cost in inventories include raw materials, direct labor, and manufacturing overhead. Stores and supplies are valued at cost or market, whichever is lower; cost is generally determined by the average cost method. Approximately 61% and 52% of inventory is on a LIFO basis as of December 31, 2015 and 2014, respectively. The remainder is accounted for using the average cost method.

Property, Plant and Equipment
Property, Plant and Equipment
Property, plant and equipment is carried at cost and is depreciated using the straight-line method. Property, plant and equipment placed in service prior to 1995 is depreciated under the sum-of-the-years’ digits method or other substantially similar methods. Substantially all equipment and buildings are depreciated over useful lives ranging from 15 to 25 years. Capitalizable costs associated with computer software for internal use are amortized on a straight-line basis over five to seven years. When assets are surrendered, retired, sold or otherwise disposed of, their gross carrying values and related accumulated depreciation are removed from the balance sheet and included in determining gain or loss on such disposals.
Repair and maintenance costs that materially add to the value of the asset or prolong its useful life are capitalized and depreciated based on the extension to the useful life. Capitalized repair and maintenance costs are recorded on the Consolidated Balance Sheets in other assets.

Direct Financing Type Leases
Direct Financing Type Leases
Certain of Chemours’ facilities are located on land owned by third parties. The plant and equipment built on this land is constructed by, owned, and operated by Chemours for the exclusive benefit of the third party landlord. The useful lives of the equipment are generally shorter than the lease term, or there exists a purchase option for the third party to acquire the equipment at the end of the lease term. Based on an analysis of the underlying agreements, management has determined that these agreements and property represent a direct financing type lease, whereby Chemours is the lessor of its equipment to the third party landlords. As such, the related plant and equipment are reported as leases receivable. The current portion is included in accounts and notes receivable–trade, net (see Note 10) and the non-current portion is included in other assets (see Note 14) in the Consolidated Balance Sheets. The equipment has zero net book value within property, plant and equipment.

Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets
The excess of the purchase price over the estimated fair value of the net assets acquired, including identified intangibles, is recorded as goodwill. Goodwill is tested for impairment annually on October 1; however, these tests are performed more frequently when events or changes in circumstances indicate that the asset may be impaired. Impairment exists when carrying value exceeds fair value. Goodwill is evaluated for impairment at the reporting unit level.
Evaluating goodwill for impairment is a two-step process. In the first step, Chemours compares the carrying value of net assets to the fair value of the related operations. Chemours’ methodology for estimating the fair value of its reporting units is using the income approach based on the present value of future cash flows. The factors considered in determining the cash flows include: 1) macroeconomic conditions; 2) industry and market considerations; 3) costs of raw materials, labor or other costs having a negative effect on earnings and cash flows; 4) overall financial performance; and 5) other relevant entity-specific events. If the fair value is determined to be less than the carrying value, a second step is performed to compute the amount of the impairment.
Definite-lived intangible assets, such as purchased and licensed technology, patents, trademarks, and customer lists are amortized over their estimated useful lives, generally for periods ranging from five to 20 years. The reasonableness of the useful lives of these assets is continually evaluated.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
Chemours evaluates the carrying value of long-lived assets to be held and used when events or changes in circumstances indicate the carrying value may not be recoverable. For purposes of recognition or measurement of an impairment loss, the assessment is performed on the asset or asset group at the lowest level for which identifiable cash flows are largely independent of the cash flows of other groups of assets and liabilities. To determine the level at which the assessment is performed, Chemours considers factors such as revenue dependency, shared costs and the extent of vertical integration.
The carrying value of a long-lived asset is considered impaired when the total projected undiscounted cash flows from the use and eventual disposition of an asset or asset group are separately identifiable and are less than its carrying value. In that event, a loss is recognized based on the amount by which the carrying value exceeds the fair value of the long-lived asset. The fair value methodology used is an estimate of fair market value which is made based on prices of similar assets or other valuation methodologies including present value techniques. Long-lived assets to be disposed of other than by sale are classified as held for use until their disposal. Long-lived assets to be disposed of by sale are classified as held for sale and are reported at the lower of carrying amount or fair market value less cost to sell. Depreciation is discontinued for long-lived assets classified as held for sale.

Research and Development
Research and Development
Research and development costs are expensed as incurred. Research and development expenses include costs (primarily consisting of employee costs, materials, contract services, research agreements, and other external spend) relating to the discovery and development of new products, enhancement of existing products and regulatory approval of new and existing products.

Environmental Liabilities and Expenditures
Environmental Liabilities and Expenditures
Chemours accrues for remediation activities when it is probable that a liability has been incurred and a reasonable estimate of the liability can be made. Environmental liabilities and expenditures included in the Consolidated Financial Statements include claims for matters that are liabilities of DuPont and its subsidiaries, that Chemours may be required to indemnify pursuant to the separation-related agreements executed prior to the spin-off. Accruals for environmental matters are recorded in cost of goods sold when it is probable that a liability has been incurred and the amount of the liability can be reasonably estimated. Accrued liabilities do not include claims against third parties and are not discounted.
Costs related to environmental remediation are charged to expense in the period incurred. Other environmental costs are also charged to expense in the period incurred, unless they increase the value of the property or reduce or prevent contamination from future operations, in which case they are capitalized and amortized.

Asset Retirement Obligations
Asset Retirement Obligations
Chemours records asset retirement obligations at fair value at the time the liability is incurred. Fair value is measured using expected future cash outflows discounted at Chemours’ credit-adjusted risk-free interest rate, which are considered level 3 inputs. Accretion expense is recognized as an operating expense classified within cost of goods sold on the Consolidated Income Statements using the credit-adjusted risk-free interest rate in effect when the liability was recognized. The associated asset retirement obligations are capitalized as part of the carrying amount of the long-lived asset and depreciated over the estimated remaining useful life of the asset, generally for periods ranging from two to 25 years.

Litigation
Litigation
Chemours accrues for litigation matters when it is probable that a liability has been incurred and the amount of the liability can be reasonably estimated. Litigation liabilities and expenditures included in the Consolidated Financial Statements represent litigation matters that are liabilities of DuPont and its subsidiaries, that Chemours may be required to indemnify pursuant to the separation-related agreements executed prior to the spin-off. Legal costs such as outside counsel fees and expenses are charged to expense in the period services are received.

Insurance
Insurance
Chemours insures certain risks where permitted by law or regulation, including workers' compensation, vehicle liability and employee related benefits. Liabilities associated with these risks are estimated in part by considering historical claims experience, demographic factors and other actuarial assumptions. For other risks, the Company uses a combination of insurance and self-insurance, reflecting comprehensive reviews of relevant risks. A receivable for an insurance recovery is generally recognized when the loss has occurred and collection is considered probable.
Prior to the spin-off, Chemours was a participant in DuPont’s self-insurance program where permitted by law or regulation, including workers’ compensation, vehicle liability and employee related benefits. Liabilities associated with these risks are estimated in part by considering historical claims experience, demographic factors, and other actuarial assumptions. For other risks, a combination of insurance and self-insurance is used, reflecting comprehensive reviews of relevant risks. The annual cost was allocated to all of the participating businesses using methodologies deemed reasonable by management. All obligations pursuant to these plans have historically been obligations of DuPont. As such, these obligations were not included in the Consolidated Balance Sheets, with the exception of self-insurance liabilities related to workers compensation, vehicle liability and employee related benefits.

Defined Benefit Plans
Defined Benefit Plans
We have defined benefit plans covering certain of our employees outside the U.S., which are generally required by local regulations. The benefits, which primarily relate to pension, are accrued over the employees’ service periods. We use actuarial methods and assumptions in the valuation of defined benefit obligations and the determination of net periodic pension income or expense. Differences between actual and expected results or changes in the value of defined benefit obligations and plan assets, if any, are not recognized in earnings as they occur but rather systematically over subsequent periods.

Stock-based Compensation
Stock-based Compensation
Chemours' stock-based compensation consists of stock options and restricted stock units (RSUs) to employees and non-employee directors. Stock options are measured at fair value on the grant date or date of modification, as applicable. We recognize compensation expense on a straight-line basis over the requisite service period. The number of awards ultimately expected to vest is determined by use of an estimated forfeiture rate. The estimated forfeiture rate is based on historical data for the employee group awarded options and expected employee turnover rates, which management reevaluates each period.

Income Taxes
Income Taxes
The provision for income taxes is determined using the asset and liability approach of accounting for income taxes. Under this approach, deferred taxes represent the future tax consequences expected to occur when the reported amounts of assets and liabilities are recovered or paid. The provision for income taxes represents income taxes paid or payable for the current year plus the change in deferred taxes during the year. Deferred taxes result from differences between the financial and tax basis of Chemours’ assets and liabilities and are adjusted for changes in tax rates and tax laws when changes are enacted. Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized.
Chemours recognizes income tax positions that meet the more likely than not threshold and accrues interest related to unrecognized income tax positions, which is included in other income, net in our Consolidated Statements of Operations. Income tax related penalties are included in the provision for income taxes.
Chemours does not provide for income taxes on undistributed earnings of all foreign subsidiaries that are intended to be indefinitely reinvested.
Prior to the separation on July 1, 2015, income taxes presented attributed current and deferred income taxes of DuPont to Chemours’ stand-alone financial statements in a manner that is systematic, rational, and consistent with the asset and liability method prescribed by ASC 740, Income Taxes (ASC 740). Accordingly, Chemours’ income tax provision was prepared following the separate return method. The separate return method applies ASC 740 to the stand-alone financial statements of each member of the consolidated group as if the group member were a separate taxpayer and a stand-alone enterprise.

Foreign Currency Translation
Foreign Currency Translation
Chemours identifies its separate and distinct foreign entities and groups them into two categories: (1) extensions of the parent (U.S. dollar functional currency) and (2) self-contained (local functional currency). If a foreign entity does not align with either category, factors are evaluated and a judgment is made to determine the functional currency. Chemours changes the functional currency of its separate and distinct foreign entities only when significant changes in economic facts and circumstances indicate clearly that the functional currency has changed.
During the periods covered by the Consolidated Financial Statements, part of the Chemours business operated within foreign entities. For foreign entities where the U.S. dollar is the functional currency, all foreign currency-denominated asset and liability amounts are remeasured into U.S. dollars at end-of-period exchange rates, except for inventories; prepaid expenses; property, plant and equipment; goodwill and other intangible assets, which are remeasured at historical rates. Foreign currency-denominated income and expenses are remeasured at average exchange rates in effect during the period, except for expenses related to balance sheet amounts remeasured at historical exchange rates. Exchange gains and losses arising from remeasurement of foreign currency-denominated monetary assets and liabilities are included in other income, net in the period in which they occur.
For foreign entities where the local currency is the functional currency, assets and liabilities denominated in local currencies are translated into U.S. dollars at end-of-period exchange rates and the resulting translation adjustments are reported as a component of accumulated other comprehensive (loss) income in equity. Assets and liabilities denominated in other than the functional currency are remeasured into the functional currency prior to translation into U.S. dollars and the resulting exchange gains or losses are included in income in the period in which they occur. Income and expenses are translated into U.S. dollars at average exchange rates in effect during the period.
Beginning in 2015, when the Chemours operations were legally and operationally separated within DuPont in anticipation of the spin-off, certain of Chemours foreign entities set their local currency as the functional currency.

Derivatives
Derivatives
Chemours enters into forward currency exchange contracts to minimize volatility in earnings related to the foreign exchange gains and losses resulting from remeasuring net monetary assets that Chemours holds which are denominated in non-functional currencies. Chemours does not hold or issue financial instruments for speculative or trading purposes. The derivative assets and liabilities are reported on a gross basis in the Consolidated Balance Sheets. All gains and losses resulting from the revaluation of the derivative assets and liabilities are recognized in other income, net in the Consolidated Statements of Operations during the period in which they occurred. Please refer to Note 20 for additional information.

Fair Value Measurement
Fair Value Measurement
Under the accounting for fair value measurements and disclosures, a fair value hierarchy was established that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.
Chemours uses the following valuation techniques to measure fair value for its assets and liabilities:
(a) Level 1—Quoted market prices in active markets for identical assets and liabilities;
(b) Level 2—Significant other observable inputs (e.g., quoted prices for similar items in active markets, quoted prices for identical or similar items in markets that are not active, inputs other than quoted prices that are observable, such as interest rate and yield curves, and market-corroborated inputs); and
(c) Level 3—Unobservable inputs for the asset or liability, which are valued based on management's estimates of assumptions that market participants would use in pricing the asset or liability.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
In November 2015, the Financial Accounting Standards Board (FASB) issued ASU No. 2015-17, "Income Taxes (Topic 740) - Balance Sheet Classification of Deferred Taxes," to simplify the presentation of deferred income taxes and require that deferred income tax liabilities and assets be classified as noncurrent in a classified statement of financial position. The amendments are effective for financial statements issued for annual periods beginning after December 15, 2016, and interim periods within those annual periods, and earlier application is permitted for all entities as of the beginning of an interim or annual reporting period. The Company retroactively adopted this change effective in 2015 and as such the 2014 Consolidated Balance Sheet reflects the reclassifications affecting total current assets, total assets, total current liabilities and total liabilities. The reclassifications did not have a significant impact on Chemours' financial position and had no impact on its results of operations or cash flows. See Note 8 for additional information.
In June 2015, the FASB issued ASU No. 2015-11, "Inventory (Topic 330), Simplifying the Measurement of Inventory," which requires an entity to measure inventory at the lower of cost and net realizable value. Net realizable value is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. Currently, the inventory standard requires an entity to measure inventory at the lower of cost or market. Market could be replacement cost, net realizable value, or net realizable value less an approximately normal profit margin. The amendment does not apply to inventory that is measured using LIFO or the retail inventory method but applies to all other inventory, which includes inventory that is measured using first-in, first-out (FIFO) or average cost. The amendment is effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years, and should be applied prospectively with earlier application permitted as of the beginning of an interim or annual reporting period. Chemours is currently evaluating the impact of adopting this guidance.
In May 2015, the FASB issued ASU No. 2015-07, "Fair Value Measurement (Topic 820) - Disclosures for Investment in Certain Entities that Calculate Net Asset Value per Share or its Equivalent." This guidance removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. The guidance also removes the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the net asset value per share practical expedient. Rather, those disclosures are limited to investments for which the entity has elected to measure the fair value using that practical expedient. The amendment is effective for fiscal years beginning after December 15, 2015 and interim periods within those fiscal years. A reporting entity should apply the amendments retrospectively to all periods presented and earlier application is permitted. Chemours adopted this guidance effective January 1, 2016. The adoption is not expected to have a significant impact on our financial position and results of operations.
In April 2015, the FASB issued ASU No. 2015-05, "Customer’s Accounting for Fees Paid in a Cloud Computing Arrangement," which provides guidance about whether a cloud computing arrangement includes a software license. The customer should account for the software license element of the arrangement consistent with the acquisition of other software licenses. If the cloud computing arrangement does not include a software license, the customer should account for the arrangement as a service contract. This guidance is effective for annual periods, including interim periods within those annual periods, beginning after December 15, 2015, and early adoption is permitted. Chemours adopted this guidance effective January 1, 2016. The adoption is not expected to have a significant impact on our financial position and results of operations.
In April 2015, the FASB issued ASU No. 2015-03, “Interest — Imputation of Interest (Subtopic 835-30),” which requires debt issuance costs related to a recognized debt liability to be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. The guidance is effective for public entities for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2015 with early adoption permitted, including adoption in an interim period. Chemours adopted this guidance for the quarter ending June 30, 2015. The adoption of this standard had no impact on Chemours’ results of operations or cash flows. Due to the accounting change described above, Chemours recorded debt issuance costs incurred for the issuance of its senior secured term loans and senior unsecured notes as a reduction of the liability on the Consolidated Balance Sheets. See Note 18 for additional information.
In February 2015, the FASB issued ASU No. 2015-02, “Consolidation (Topic 810): Amendments to the Consolidation Analysis.” The amendments modify the evaluation of whether limited partnerships and similar legal entities are variable interest entities (VIEs) or voting interest entities and eliminate the presumption that a general partner should consolidate a limited partnership. The amendment is effective for public entities for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2015. Chemours adopted this guidance effective January 1, 2016. The adoption is not expected to have a significant impact on our financial position and results of operations.
In May 2014, the FASB and the International Accounting Standards Board (IASB) jointly issued ASU No. 2014-09, "Revenue from Contracts with Customers (Topic 606)," which clarifies the principles for recognizing revenue and develops a common revenue standard for GAAP and International Financial Reporting Standards (IFRS). The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods and services. The guidance is effective for public entities for annual and interim periods beginning after December 15, 2016 (original effective date). In July 2015, the FASB approved a deferral of the effective date of this guidance to provide entities with adequate time to effectively implement the new revenue standard and adoption as of the original effective date is permitted. The Company is currently evaluating the impact of adopting this guidance on its financial position and results of operations.
In April 2014, the FASB issued ASU No. 2014-08, “Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity,” amending existing requirements for reporting discontinued operations and disposals of components of an entity. The amended guidance limits the discontinued operations reporting to disposal transactions that represent strategic shifts having a major effect on operations and financial results. The amendment also enhances disclosures and requires assets and liabilities of a discontinued operation to be classified as such for all periods presented in the financial statements. Chemours adopted this guidance effective on January 1, 2015. Due to the change in requirements for reporting discontinued operations described above, presentation and disclosures of future disposal transactions after adoption may be different than under current standards.